Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that it only has one operating segment.

The Company has concluded that consolidated net (loss)/income is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations and comprehensive income. There is no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

Revenue by products

The Company’s revenue derived from different products are as below:

	For the years ended March 31,
	2025	2024	2023
Cable and wire harness	$16,385,705	$13,626,836	$22,212,627
Connectors	1,245,784	1,121,715	1,846,929
Total	$17,631,489	$14,748,551	$24,059,556

Geographic information

The majority of the Company’s revenue for the years ended March 31, 2025, 2024 and 2023 was generated from product sales to different geographic areas including Europe, Asia and Americas. The following table sets forth the disaggregation of revenue by geographic area:

	For the years ended March 31,
	2025	2024	2023
Europe	$10,991,905	$8,523,788	$15,044,438
Asia	5,336,247	4,843,082	7,438,292
Americas	1,303,286	1,381,681	1,576,826
Others	51	-	-
Total	$17,631,489	$14,748,551	$24,059,556

Long-lived assets by Geography

	As of March 31,
	2025	2024
Europe	$541,543	$38,274
Asia	5,207,187	5,629,541
Total	$5,748,730	$5,667,815